Financial Assets Held-for-Trading	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets held for trading [text block] [Abstract]
Financial Assets Held-for-Trading
7.	Financial Assets Held-for-Trading:

The details of financial instruments classified as held-for-trading at each period are as follows:

	2020	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	3,186	1,145
Central Bank promissory notes	4,006,490	3,295,955
Other instruments issued by the Chilean Government and Central Bank	149,616	175,022

Other instruments issued in Chile
Bonds from other domestic companies	5,396	—
Bonds from domestic banks	5,494	51,484
Deposits in domestic banks	93,905	214,336
Other instruments issued in Chile	1,003	3,062

Instruments issued by foreign institutions
Other instruments issued abroad	164	—

Mutual fund investments
Funds managed by related companies	400,902	135,691
Funds managed by third-party	—	—
Total	4,666,156	3,876,695

Under “Instruments issued by the Chilean Government and Central Bank of Chile” some instruments are classified as sold under resale agreements to customers and financial institutions, by an amount of Ch$217,614 million as of December 31, 2020. As of December 31, 2021, there are no instruments sold with a repurchase agreement. Repurchase agreements had a 4 days average expiration at the end of year 2020. Additionally, under this line are maintained instruments to comply with the requirements for the constitution of the technical reserve for an amount equivalent to Ch$3,288,800 million (Ch$2,986,000 million in December 2020).

“Other instruments issued in Chile” includes instruments sold under repurchase agreements with customers and financial institutions amounting to Ch$84,969 million as of December 31, 2021 (Ch$52,809 million as of December 31, 2020). The repurchase agreements have an average maturity of 12 days at the end of year 2021 (9 days in December 2020).

Additionally, the Bank holds financial investments in mortgage financial bonds issued by itself in the amount of Ch$3,832 million as of December 31, 2021 (Ch$5,156 million as of December 31, 2020), which are presented as a reduction of the liability line item “Debt issued”.